Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Plant and equipment, net	$ 3,000	$ 92,000
Right-of-use assets	577,000	927,000
Intangible assets, net	0	1,737,000
Rental deposits	83,000	75,000
Total non-current assets	663,000	2,831,000
Current assets
Deposits, prepayments and deferred expenses	470,000	501,000
Accounts receivable	2,305,000	0
Cash and cash equivalents	3,276,000	9,766,000
Total current assets	6,051,000	10,267,000
Total assets	6,714,000	13,098,000
Current liabilities
Other payables and accruals	6,117,000	7,166,000
Lease liabilities, current portion	209,000	233,000
Total current liabilities	6,326,000	7,399,000
Net current (liabilities) assets	(275,000)	2,868,000
Total assets less current liabilities	388,000	5,699,000
Non-current liabilities
Lease liabilities, non-current portion	434,000	733,000
Warrant liabilities at fair value through profit and loss ("FVTPL")	124,000	102,000
Other non-current liabilities	3,018,000	0
Total non-current liabilities	3,576,000	835,000
Net (liabilities) assets	(3,188,000)	4,864,000
Equity
Share capital	21,000	11,000
Share premium	670,384,000	666,528,000
Reserves	38,169,000	39,148,000
Accumulated deficits	(711,762,000)	(700,823,000)
Total (deficit) equity	$ (3,188,000)	$ 4,864,000